S000040853 [Member] Annual Fund Operating Expenses - Bridge Builder Core Bond Fund	Jun. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 28, 2027
Bridge Builder Core Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%	[2]
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	(0.22%)	[1]
Net Expenses (as a percentage of Assets)	0.12%

[1]
Olive Street Investment Advisers, LLC (the “Adviser”) has contractually agreed, until at least October 28, 2027, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub-advisers (i.e., the Adviser does not receive any management fees from the Fund as a result of its waivers). This contractual agreement may not be terminated by the Adviser without the consent of the Board of Trustees (the “Board”) of Bridge Builder Trust (the “Trust”), except that the Adviser may terminate the agreement upon written notice to the Trust, effective as of the end of the expense limitation period ending October 28, 2027, if written notice is provided to the Trust by or before a date agreed to by the Board. Such waivers are not subject to reimbursement by the Fund.

[2]	Other Expenses include acquired fund fees and expenses less than 0.01%.